Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000027670 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027670 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027670 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027670 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027670 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027670 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027670 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027670 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027670 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027670 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027670 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000027670 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000027670 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027670 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027670 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027670 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027670 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027670 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027670 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027670 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027670 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027670 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000027670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027670 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000027671 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027671 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027671 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027671 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027671 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027671 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027671 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027671 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027671 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000027671 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000027671 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027671 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027671 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027671 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027671 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027671 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027671 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027671 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027671 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027671 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000027671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027671 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000182249 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182249 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182249 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182249 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182249 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182249 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182249 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182249 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000182249 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000182249 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000182249 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000182249 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000182249 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182249 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182249 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182249 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182249 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000182249 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000182249 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000182249 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000182249 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000182249 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000182249 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000182249 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000182249 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000018226 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018226 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018226 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018226 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018226 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018226 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018226 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018226 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018226 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018226 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018226 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000018226 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000018226 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018226 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018226 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018226 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018226 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018226 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018226 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018226 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018226 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018226 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018226 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018226 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018226 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000018227 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018227 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018227 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018227 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018227 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018227 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018227 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018227 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018227 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018227 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018227 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000018227 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018227 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018227 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000018227 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018227 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018227 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018227 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018227 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018227 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018227 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018227 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000018229 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018229 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018229 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018229 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018229 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018229 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018229 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018229 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018229 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018229 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018229 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000018229 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018229 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018229 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000018229 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018229 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018229 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018229 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018229 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018229 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018229 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018229 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000125484 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125484 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000125484 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125484 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000125484 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000125484 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125484 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125484 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125484 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125484 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125484 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000125484 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000125484 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125484 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000125484 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000125484 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125484 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125484 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125484 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000125484 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125484 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125484 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000018230 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018230 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018230 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018230 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018230 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018230 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018230 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018230 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018230 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018230 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018230 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000018230 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018230 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018230 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000018230 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018230 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018230 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018230 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018230 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018230 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018230 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018230 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000018239 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018239 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000018239 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018239 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018239 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000018239 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018239 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018239 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000018239 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018239 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018239 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018239 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018239 | SectorAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000018241 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018241 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000018241 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018241 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018241 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000018241 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018241 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018241 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000018241 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018241 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018241 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018241 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018241 | SectorAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000182250 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000182250 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000182250 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000182250 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000182250 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000182250 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000182250 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000182250 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000182250 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000182250 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182250 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000182250 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000182250 | SectorAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000018242 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018242 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000018242 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018242 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018242 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000018242 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018242 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018242 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000018242 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018242 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018242 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018242 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018242 | SectorAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000018249 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018249 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018249 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018249 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018249 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018249 | Life Time Group Holdings, Inc.FR_53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018249 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018249 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018249 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018249 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018249 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000018249 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018249 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018249 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018249 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018249 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018249 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018249 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018249 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018249 | SectorDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018249 | SectorEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018249 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018249 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018249 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018249 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018250 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018250 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018250 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018250 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018250 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018250 | Life Time Group Holdings, Inc.FR_53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018250 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018250 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018250 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018250 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018250 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000018250 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018250 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018250 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018250 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018250 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018250 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018250 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018250 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018250 | SectorDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018250 | SectorEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018250 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018250 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018250 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018250 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125486 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125486 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125486 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125486 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125486 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125486 | Life Time Group Holdings, Inc.FR_53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125486 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125486 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125486 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125486 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125486 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000125486 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125486 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125486 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125486 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125486 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125486 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125486 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125486 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125486 | SectorDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125486 | SectorEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125486 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125486 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125486 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125486 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157445 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157445 | Life Time Group Holdings, Inc.FR_53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157445 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157445 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | Laureate Education, Inc.FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | Clearwater Analytics Holdings, Inc.FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157445 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157445 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000157445 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000157445 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157445 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157445 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157445 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000157445 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157445 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000157445 | SectorDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157445 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157445 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157445 | SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216341 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216341 | Life Time Group Holdings, Inc.FR_53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216341 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216341 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | Laureate Education, Inc.FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | Clearwater Analytics Holdings, Inc.FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216341 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216341 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000216341 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000216341 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216341 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216341 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216341 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000216341 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000216341 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216341 | SectorDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216341 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216341 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000216341 | SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%